Operating costs	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Operating costs

7.       Operating costs

Operating result has been calculated after charging (-) / crediting:

RESEARCH AND DEVELOPMENT EXPENDITURE

The following table summarizes research and development expenditure for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Personnel costs	€(161,509)	€(118,875)	€(75,819)
Subcontracting	(301,841)	(255,725)	(203,406)
Disposables and lab fees and premises costs	(22,349)	(19,573)	(20,967)
Depreciation	(11,707)	(9,330)	(4,846)
Professional fees	(12,692)	(1,834)	(262)
Other operating expenses	(13,570)	(14,753)	(10,922)
Total R&D expenses	€(523,667)	€(420,090)	€(316,222)

All research and development expenditures are tracked against detailed budgets and allocated by individual project. The table below summarizes our research and development expenditure for the years ended December 31, 2020, 2019 and 2018, broken down by program.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Filgotinib program	€(126,879)	€(100,032)	€(66,138)
Ziritaxestat program	(55,902)	(75,951)	(72,718)
OA program on GLPG1972	(22,966)	(19,958)	(15,751)
Toledo program	(87,107)	(47,204)	(20,967)
CF program	(69)	(3,897)	(30,137)
AtD program on MOR106	(7,618)	(24,051)	(14,999)
Other programs	(223,126)	(148,997)	(95,512)
Total R&D expenses	€(523,667)	€(420,090)	€(316,222)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Personnel costs	€(31,727)	€(7,558)	€(2,282)
Depreciation	(140)	(61)	—
External outsourcing costs	(27,174)	(15,721)	(1,284)
Professional fees	(3,420)	(459)	—
Other operating expenses	(4,007)	(777)	(580)
Total sales and marketing expenses	€(66,468)	€(24,577)	€(4,146)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Personnel costs	€(70,110)	€(51,204)	€(24,740)
Depreciation	(5,147)	(1,421)	(449)
Legal and professional fees	(25,592)	(11,568)	(4,026)
Other operating expenses	(17,908)	(8,190)	(5,162)
Total general and administrative expenses	€(118,757)	€(72,382)	€(34,377)